Accounting Policies - Translation of Foreign Operations (Details) $ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Net investment | UHI
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 1,074.0	$ 21,424,180	$ 433.7	$ 8,189,662
Fair value hedge of foreign currency | UHI
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	871.6	17,387,699	1,788.6	33,775,451
Open Ended Fund | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 56.9	$ 1,135,803	$ 248.3	$ 4,688,202